UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer	Shares	Value

Common stocks 103.09%		$556,121,930
(Cost $624,281,693)

Diversified Banks 4.30%		23,196,800
Comerica, Inc.	220,000	7,213,800
U.S. Bancorp	400,000	14,408,000
Wachovia Corp.	450,000	1,575,000

Electric Utilities 15.69%		84,658,505
American Electric Power Co., Inc.	508,500	18,829,755
Duke Energy Corp.	700,000	12,201,000
Great Plains Energy, Inc.	40,000	888,800
Pinnacle West Capital Corp.	215,000	7,398,150
Progress Energy, Inc.	575,000	24,799,750
Southern Co.	545,000	20,541,050

Gas Utilities 10.67%		57,545,030
Atmos Energy Corp.	766,500	20,404,230
Northwest Natural Gas Co.	273,000	14,196,000
ONEOK, Inc.	667,000	22,944,800

Industrial Conglomerates 0.66%		3,570,000
General Electric Co.	140,000	3,570,000

Integrated Oil & Gas 5.12%		27,620,775
BP PLC, ADR	417,500	20,945,975
Total SA, ADR	110,000	6,674,800

Integrated Telecommunication Services 3.91%		21,097,107
Alaska Communications Systems Group, Inc.	55,000	672,650
AT&T, Inc.	500,000	13,960,000
FairPoint Communications, Inc.	4,248	36,830
Verizon Communications, Inc.	200,300	6,427,627

Multi-Utilities 49.91%		269,215,378
Ameren Corp.	561,100	21,899,733
Black Hills Corp.	460,000	14,292,200
CH Energy Group, Inc.	386,000	16,818,020
Consolidated Edison, Inc.	315,000	13,532,400
Dominion Resources, Inc.	461,000	19,721,580
DTE Energy Co.	600,000	24,072,000
Integrys Energy Group, Inc.	620,000	30,962,800
NiSource, Inc.	790,500	11,667,780
NSTAR	875,000	29,312,500
OGE Energy Corp.	860,000	26,556,800
PNM Resources, Inc.	58,000	593,920
Public Service Enterprise Group, Inc.	420,000	13,771,800
TECO Energy, Inc.	350,000	5,505,500
Vectren Corp.	815,700	22,717,245
Xcel Energy, Inc.	890,000	17,791,100

Oil & Gas Storage & Transportation 4.65%		25,109,000
Spectra Energy Corp.	1,055,000	25,109,000

Publishing 0.01%		33,538
Idearc, Inc.	26,830	33,538

John Hancock Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

Issuer		Shares	Value

Regional Banks 6.63%			$35,746,860
BB&T Corp.		420,000	15,876,000
KeyCorp.		619,000	7,390,860
Regions Financial Corp.		1,300,000	12,480,000

Wireless Telecommunication Services 1.54%			8,328,937
Vodafone Group PLC, ADR		376,875	8,328,937

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 47.04%			$253,755,455
(Cost $365,634,347)

Broadcasting & Cable TV 0.45%			2,440,975
Comcast Corp., 7.00%	BBB+	125,500	2,440,975

Consumer Finance 0.82%			4,449,125
HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	150,000	2,332,500
HSBC Holdings PLC, 8.125%	A	50,000	1,103,000
SLM Corp., 6.970%, Ser A	BB	42,500	1,013,625

Diversified Banks 4.74%			25,568,750
Bank of America Corp., 6.204%, Depositary Shares, Ser D	A	240,000	4,356,000
Bank of America Corp., 6.625%	A	245,000	4,655,000
Bank of America Corp., 8.200%	A1	185,000	4,208,750
Royal Bank of Scotland Group PLC, 5.750%, Ser L	A	858,500	7,297,250
Wachovia Corp., 8.000%	BB	605,000	5,051,750

Diversified Financial Services 8.54%			46,044,332
ABN AMRO Capital Funding Trust VII, 6.080%	A	983,000	8,011,450
Citigroup, Inc., 8.125%, Depositary Shares, Ser AA	A	343,050	5,660,325
Citigroup, Inc., 8.500%, Depositary Shares, Ser F	A	125,000	2,168,750
Deutsche Bank Contingent Capital Trust II, 6.550%	A	310,000	4,495,000
Deutsche Bank Contingent Capital Trust III, 7.600%	A	541,000	9,786,690
JPMorgan Chase & Co., 5.490%, Ser G	A	256,100	9,032,647
JPMorgan Chase & Co., 5.720%, Ser F	A	15,100	539,070
JPMorgan Chase & Co., 6.150%, Ser E	A	98,000	3,851,400
JPMorgan Chase & Co, 8.625%	A	100,000	2,499,000

Electric Utilities 17.06%			92,041,825
Alabama Power Co., (Class A), 5.300%	BBB+	200,000	4,216,000
Carolina Power & Light Co., 5.440%	BBB-	111,493	10,069,212
Connecticut Light & Power Co., 3.240%, Ser 68G	BB+	20,686	979,068
Constellation Energy Group, Inc., 8.625%	BB+	300,000	6,750,000
Duquesne Light Co., 6.500%	BB	427,000	18,427,740
Entergy Arkansas, Inc., 4.560%	BB+	9,388	805,021
Entergy Arkansas, Inc., 4.560%, Ser 1965	BB+	9,818	841,894
Entergy Arkansas, Inc., 6.080%	Ba1	11,372	1,199,391
Entergy Arkansas, Inc., 6.450%	BB+	110,000	2,746,568
Entergy Mississippi, Inc., 4.920%	Ba2	8,190	777,538
Entergy Mississippi, Inc., 6.250%	BB+	197,500	5,116,494
FPC Capital I, 7.100%, Ser A	BBB-	67,500	1,441,125
FPL Group Capital Trust I, 5.875%	BBB+	275,000	5,711,750
Interstate Power & Light Co., 7.100%, Ser C	BBB-	20,700	494,523
Interstate Power & Light Co., 8.375%, Ser B	Baa2	233,000	6,291,000
PPL Electric Utilities Corp., 6.250%, Depositary Shares	BBB	300,000	7,246,890

John Hancock Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Electric Utilities (continued)
PPL Energy Supply, LLC, 7.000%	BBB	297,512	$6,842,776
Southern California Edison Co., 6.000%, Ser C	BBB-	30,000	2,861,250
Southern California Edison Co., 6.125%	BBB-	50,000	4,768,750
Xcel Energy, Inc., Ser G, 4.560%	BBB-	53,900	4,454,835

Gas Utilities 2.49%			13,434,750
Southern Union Co., 7.550%, Ser A	BB	597,100	13,434,750

Investment Banking & Brokerage 4.08%			22,015,664
Lehman Brothers Holdings, Inc., 5.670%, Depositary Shares,
Ser D (H)	Ca	65,000	4,550
Lehman Brothers Holdings, Inc., 5.940%, Depositary Shares,
Ser C (H)	Ca	274,760	9,617
Lehman Brothers Holdings, Inc., 6.500%, Depositary Shares,
Ser F (H)	Ca	219,300	10,965
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3	BBB+	139,000	1,902,910
Merrill Lynch & Co., Inc., 8.625%, 8.625%, Ser MER	BBB+	1,057,800	20,087,622

Life & Health Insurance 2.20%			11,872,800
MetLife, Inc., 6.500%, Ser B	BBB	765,000	11,872,800

Multi-Line Insurance 0.58%			3,104,687
ING Groep NV, 7.050%	A	140,000	1,842,400
ING Groep NV, 6.200%	A	109,100	1,262,287

Multi-Utilities 1.85%			9,976,630
BGE Capital Trust II, 6.200%	BB+	147,100	2,611,025
Public Service Electric & Gas Co., Ser D, 5.050%	BB+	23,442	2,086,338
Public Service Electric & Gas Co., Ser E, 5.280%	BB+	22,930	2,179,497
South Carolina Electric & Gas Co., 6.520%	Baa2	31,400	3,099,770

Oil & Gas Exploration & Production 2.43%			13,103,325
Nexen, Inc., 7.350%	BB+	645,484	13,103,325

Specialized Finance 0.45%			2,402,500
CIT Group, Inc., 6.350%, Ser A	BBB-	310,000	2,402,500

U.S. Government Agency 0.02%			130,800
Federal National Mortgage Assn., 8.250%	C	60,000	130,800

Wireless Telecommunication Services 1.33%			7,169,292
United States Cellular Corp., 7.500%	BBB-	398,294	7,169,292

Total Investments (Cost $989,916,040)† 150.13%			$809,877,385

Other assets and liabilities, net (50.13%)			($270,443,376)

Total net assets 100.00%			$539,434,009

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(H) Non-income-producing, issuer is in bankruptcy and is in default of interest payments.

John Hancock Tax-Advantaged Dividend Income Fund
Securities owned by the Fund on
September 30, 2008 (Unaudited)

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $989,916,040. Net unrealized depreciation aggregated $180,038,655, of which $37,735,764 related to appreciated investment securities and $217,774,419 related to depreciated investment securities.

The Fund had the following financial futures contracts open on September 30, 2008:

				UNREALIZED
	NUMBER OF			APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	(DEPRECIATION)

U.S. 10-year Treasury
Note	36	Short	Dec 2008	($19,448)
U.S. 10-year Treasury
Note	60	Short	Dec 2008	(8,636)
U.S. 10-year Treasury
Note	90	Short	Dec 2008	13,064
				($15,020)

The Fund had the following interest rate swap contracts open on September 30, 2008:

RATE TYPE

	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$95,000,000	3.60% (a)	3-month LIBOR	Jan 2011	Bank of America	$101,413
(a) Fixed rate

Notes to portfolio of investments

Security valuation
The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$744,395,589	($15,020)
Level 2 – Other Significant Observable Inputs	60,713,046	(101,413)
Level 3 – Significant Unobservable Inputs	4,768,750	-
Total	$809,877,385	($116,433)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Other Financial
	in Securities	Instruments
Balance as of December 31, 2007	$10,034,370	-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation	4,685	-
(depreciation)
Net purchases (sales)	-	-
Transfers in and/or out of Level 3	(5,270,305)	-
Balance as of September 30, 2008	$4,768,750	-

Futures
The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund may invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes, or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale, or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts
The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss). Any upfront payments received by the Fund are amortized to maturity.

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HTD

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q3 9/08
11/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008